Cover	Aug. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2021
Entity File Number	001-35886
Entity Registrant Name	HEMISPHERE MEDIA GROUP, INC.
Entity Central Index Key	0001567345
Entity Tax Identification Number	80-0885255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4000 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33146
City Area Code	305
Local Phone Number	421-6364
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HMTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false